Offerings - Offering: 1	May 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	22,478,042
Proposed Maximum Offering Price per Unit	27.98
Maximum Aggregate Offering Price	$ 628,935,615.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 86,856.01
Offering Note	(1) Consists of up to 22,478,042 shares of the registrant's common stock that may be sold by the selling shareholders from time to time. Such shares were issued to the selling shareholders upon the closing of the Issuer's acquisition of American National Corporation ("American National") pursuant to the Agreement and Plan of Merger, dated November 30, 2025, between the Issuer and American National. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act and based upon the average of the high and low prices of the common stock, as reported on the New York Stock Exchange on May 28, 2026.